Property, Plant and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 11,400	$ 10,791	$ 10,615